BREAKDOWN OF TRANSACTIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	$ 234.2	$ 137.4	$ 187.6	$ 160.4
Non-current assets	977.4	1,069.0
Other current liabilities	121.5	132.1
Non-controlling interest share of the equity Hudson Las Vegas	84.8	78.7
Total net assets attributable to NCI	1,451.2	1,457.8
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	6.6	5.2	4.1
Other current assets	7.4	7.2	8.0
Non-current assets	9.6	9.4	8.9
Other current liabilities	(4.0)	(3.5)	(3.5)
Net assets	$ 19.6	$ 18.3	$ 17.5
Non-controlling interest	27.00%	27.00%	27.00%
Non-controlling interest share of the equity Hudson Las Vegas	$ 5.3	$ 4.9	$ 4.7
Non-controlling interests in other subsidiaries	79.5	73.8	67.5
Total net assets attributable to NCI	$ 84.8	$ 78.7	$ 72.2